Concentrations Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentrations Accounts Receivable Details
Concentrations Accounts Receivable Customer A	37.30%	50.05%
Concentrations Accounts Receivable Customer B	14.01%	0.00%
Concentrations Accounts Receivable Customer C	27.49%	0.00%
Concentrations Accounts Receivable Customer D	7.18%	16.10%
Concentrations Accounts Receivable Customer E	0.00%	19.96%
Concentrations Accounts Receivable Customer F	0.00%	13.43%